UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Wireless applications	$ 1,947,278		$ 1,589,673
Operating Expenses
Royalties and application costs	883,793		763,321
Research and development	8,706		37,200
Compensation expense	1,755,338	[1]	693,823	[2]
Depreciation and amortization	154,786		155,471
General and administrative	1,067,524	[3]	530,670	[4]
Total operating expenses	3,870,147		2,180,485
Loss from operations	(1,922,869)		(590,812)
Interest income	21		25
Interest expense	(308,507)		(37,609)
Net (loss) before income taxes	(2,231,355)		(628,396)
Provision for income taxes	(800)		(800)
Net income (loss)	$ (2,232,155)		$ (629,196)
Basic and diluted loss per share	$ (0.02)		$ 0.00
Weighted average shares outstanding	132,472,392		130,182,392

[1]	Compensation expense, including stock based compensation of $1,109,720.
[2]	Compensation expense, including stock based compensation of $9,690.
[3]	General and administrative, including stock based compensation of $296,821.
[4]	General and administrative, including stock based compensation of $21,416.